Treasury Stock	12 Months Ended
Mar. 31, 2020
Equity [Abstract]
TREASURY STOCK
14.	TREASURY STOCK
as of March 31, 2019 and 2020, 5,049 and nil shares were held in treasury and were not eligible to vote, respectively.